Penn Series Funds, Inc.
Schedule of Investments — September 30, 2020 (Unaudited)
Moderate Allocation Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 44.9%
Penn Series Flexibly Managed Fund*	235,405	$16,280,612
Penn Series Index 500 Fund*	936,602	26,983,512
Penn Series Large Cap Growth Fund*	197,997	5,419,174
Penn Series Large Cap Value Fund*	475,503	13,356,865
Penn Series Large Core Value Fund*	667,066	13,361,325
Penn Series Large Growth Stock Fund*	43,076	2,738,795
Penn Series Mid Cap Growth Fund*	169,912	5,540,841
Penn Series Mid Core Value Fund*	796,742	18,683,590
Penn Series Real Estate Securities Fund*	213,586	5,200,814
Penn Series Small Cap Growth Fund*	56,390	2,746,781
Penn Series Small Cap Index Fund*	116,591	2,674,593
Penn Series Small Cap Value Fund*	85,753	2,628,322
Penn Series SMID Cap Growth Fund*	65,614	2,768,273
Penn Series SMID Cap Value Fund*	118,348	2,641,528
TOTAL AFFILIATED EQUITY FUNDS (Cost $93,473,769)		121,025,025

AFFILIATED FIXED INCOME FUNDS — 38.4%
Penn Series High Yield Bond Fund*	533,690	8,138,768
Penn Series Limited Maturity Bond Fund*	3,101,330	40,937,559
Penn Series Quality Bond Fund*	3,175,271	54,519,408
TOTAL AFFILIATED FIXED INCOME FUNDS (Cost $89,321,679)		103,595,735

AFFILIATED INTERNATIONAL EQUITY FUNDS — 16.9%
Penn Series Developed International Index Fund*	964,065	13,275,171
Penn Series Emerging Markets Equity Fund*	1,042,925	13,370,306
Penn Series International Equity Fund*	533,407	19,021,292
TOTAL AFFILIATED INTERNATIONAL EQUITY FUNDS (Cost $34,642,367)		45,666,769
TOTAL INVESTMENTS — 100.2% (Cost $217,437,815)		$270,287,529
Other Assets & Liabilities — (0.2)%		(553,697)
TOTAL NET ASSETS — 100.0%		$269,733,832

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
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